Operating Leases - Leases (Details) $ in Thousands	Sep. 30, 2015 USD ($)
Leases [Abstract]
Future minimum operating lease payments 2016	$ 476
Future minimum operating lease payments 2017	295
Future minimum operating lease payments 2018	299
Future minimum operating lease payments 2019	303
Future minimum operating lease payments 2020	307
Future minimum operating lease payments therafter	812
Total Minimum operating lease payments	$ 2,492